Related party balances and transactions - Related party balances (Details) $ in Thousands, ¥ in Millions	1 Months Ended		6 Months Ended
	Mar. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 18, 2026 USD ($)	Jun. 18, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)
Related party balances and transactions
Amounts due from related parties, net			$ 45,811					$ 53,737
Amounts due to related parties			91,454					54,648
Minimum interest rate (as a percent)										5.00%
Long-term borrowings			127,881					5,659
Hubei Qiguang Technology Co., Ltd.
Related party balances and transactions
Equity interest						100.00%	100.00%
Aggregate consideration						$ 266,000	¥ 1,800
Zhejiang Huanfu
Related party balances and transactions
Cost of revenues			5,955		$ 100
Hubei ECARX
Related party balances and transactions
Cost of revenues			0		608
Xingji Meizu
Related party balances and transactions
Cost of revenues			26,317		12,612
Operating Expenses | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction			111		68
Operating Expenses | Hubei ECARX
Related party balances and transactions
Amount of transaction			164		247
Operating Expenses | Xingji Meizu
Related party balances and transactions
Amount of transaction			2,061		0
Purchase of products and services
Related party balances and transactions
Amount of transaction			79,600		86,805
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction			6,066		168
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction			164		855
Purchase of products and services | Xingji Meizu
Related party balances and transactions
Amount of transaction			28,378		12,612
Interest income on loans
Related party balances and transactions
Amount of transaction			1,560		805
Interest income on loans | Hubei ECARX
Related party balances and transactions
Amount of transaction			203		795
Interest income on loans | Xingji Meizu
Related party balances and transactions
Amount of transaction			1,258		0
Loans And Advances To Related Parties
Related party balances and transactions
Amount of transaction			83,072		0
Cash Collections Of Loans And Advances To Related Parties
Related party balances and transactions
Amount of transaction			58,686		1,341
Cash Collections Of Loans And Advances To Related Parties | Xingji Meizu
Related party balances and transactions
Amount of transaction			58,686		0
Advance From Related Parties
Related party balances and transactions
Amount of transaction			28,958		0
Advance From Related Parties | Geely Group
Related party balances and transactions
Amount of transaction	$ 28,958
Prepayments To Related Parties
Related party balances and transactions
Amount of transaction			33,147		0
Prepayments To Related Parties | Xingji Meizu
Related party balances and transactions
Amount of transaction			53,261
Related Party
Related party balances and transactions
Accounts receivable			209,702					185,536
Amounts due from related parties, net			45,811					53,737
Other non-current assets			90,371					0
Accounts payable – related parties			45,939					104,483
Amounts due to related parties			91,454					54,648
Contract liabilities, current			3,830					7,325
Contract liabilities, non-current			2					10
Inventory purchases			10,941		15,831
Cost of revenues			65,160		69,605
Aggregate principal amount			27,964		20,666
Long-term borrowings			6,390					26,504
Interest expense on borrowings			1,882		965
Related Party | Unsecured borrowing.
Related party balances and transactions
Aggregate principal amount			28,292		21,021
Long-term borrowings			$ 27,964					28,292
Related Party | Hubei ECARX
Related party balances and transactions
Other non-current assets								10,040
Interest rate (as a percent)			3.50%	3.50%
Related Party | Geely Group | Unsecured borrowing.
Related party balances and transactions
Interest rate (as a percent)		3.90%
Aggregate principal amount		$ 27,252							$ 24,496	$ 4,919
Related Party | Operating Expenses
Related party balances and transactions
Amount of transaction			$ 3,499		1,369
Related Party | Rental Of Office Space
Related party balances and transactions
Amount of transaction			529		1,088
Related Party | Purchase of products and services
Related party balances and transactions
Amounts due from related parties, net			6,637					10,169
Accounts payable – related parties			45,939					104,483
Related Party | Technical and logistical services
Related party balances and transactions
Other non-current assets			18,338					10,174
Amounts due to related parties			7,314					0
Related Party | Loans and interest receivable
Related party balances and transactions
Amounts due from related parties, net			32,784					7,024
Related Party | Loans and interest receivable | Hubei ECARX
Related party balances and transactions
Amounts due from related parties, net			9,345
Related Party | Interest income on loans
Related party balances and transactions
Amount of transaction			1,357		$ 10
Related Party | Borrowings and interest payable on borrowing
Related party balances and transactions
Amounts due to related parties			435					423
Related Party | Procurement Support Funds
Related party balances and transactions
Amounts due to related parties			44,717					$ 15,759
Related Party | Prepayments To Related Parties | Hubei Qiguang Technology Co., Ltd.
Related party balances and transactions
Amount of transaction			$ 73,712	¥ 500